INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Plan has received a favorable determination letter dated September 16, 2022 from the Internal Revenue Service ruling that it is a qualified plan pursuant to the appropriate section of the IRC and, accordingly, the earnings of the underlying trust of the Plan are not subject to tax under present income tax law. Once qualified, the Plan is required to operate in conformity with the
IRC to maintain its qualifications. Although the Plan has been amended since receiving the determination letter, the Plan Administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.

The Plan accounts for uncertainty in income taxes utilizing ASC 740-10. Management evaluated the Plan’s tax positions and concluded that the Plan had maintained its tax exempt status and had taken no uncertain tax positions that require adjustment to the financial statements. Therefore, no provision or liability for income taxes has been included in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no IRS examinations for any tax periods in progress.
The Plan was informed that the Department of Labor is conducting an inquiry beginning with Plan year ended December 31, 2019. The investigation is in progress.